POST-EMPLOYMENT BENEFITS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits [Abstract]
Payments of annuities	$ 737
Defined contribution plan expense	43	$ 24
Entity's own securities included in plan assets	7	$ 9
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 9
Weighted average duration of defined benefit obligation	17 years	14 years
Return gain (loss) on plan assets	$ 281	$ (499)
Cumulative loss in equity, employee benefit plans	$ 88	$ (59)